Income Taxes - Tax Credit Carryforwards (Details 7 $ in Millions	Sep. 01, 2016 USD ($)
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	$ 562
2017 - 2021
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	92
2022 - 2026
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	135
2027 - 2031
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	125
2032 - 2036
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	161
Indefinite
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	49
Federal
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	351
Federal | 2017 - 2021
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	33
Federal | 2022 - 2026
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	95
Federal | 2027 - 2031
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	63
Federal | 2032 - 2036
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	160
Federal | Indefinite
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
State
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	211
State | 2017 - 2021
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	59
State | 2022 - 2026
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	40
State | 2027 - 2031
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	62
State | 2032 - 2036
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	1
State | Indefinite
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	$ 49